Accounting Policies, by Policy (Policies) - NBT Bancorp Inc. 401(k) and Employee Stock Ownership Plan [Member]	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Presentation
Basis of Presentation
The accompanying financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Amounts in prior year’s financial statements are reclassified, when necessary, to conform with current year’s presentation.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
The Plan’s investments are stated at fair value. The fair value of mutual funds and the common stock of the Sponsor are based on published market quotations. The fair value of the stable value fund is based on the calculated daily net asset values of the fund.
Fair value is the price the Plan would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for the identical assets and liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.
Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy and a financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels are defined as follows:
Level 1 - Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 - Quoted prices for similar assets or liabilities in active markets, quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and
Level 3 - Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (e.g., supported by little or no market activity).
Investment transactions are recorded on a trade date basis. If a trade is open at the end of the year, a receivable for securities sold but not yet settled or a payable for securities purchased but not yet settled is reflected in the Statement of Net Assets Available for Benefits. Dividends are recorded on the ex-dividend date. Interest income is earned from settlement date and recognized on the accrual basis. The net appreciation in the fair value of investments consists of the realized gains or losses on the sales of investments and the net unrealized appreciation of investments. The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Benefits Paid to Participants	Benefits Paid to Participants Benefit payments to participants are recorded when paid.
Notes Receivable from Participants	Notes Receivable from Participants Notes receivable from participants are carried at the unpaid principal balance plus interest.
Participant Withdrawals	Participant Withdrawals Participant withdrawals are recorded when paid.
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of net assets available for plan benefits, disclosure of contingent assets and liabilities, and the reported amount of increases and decreases in net assets available for plan benefits. Actual results could differ from those estimates.

Risks and Uncertainties
Risks and Uncertainties
The Plan invests in various types of investment securities. Investment securities are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participant account balances and the amounts reported in the Statements of Net Assets Available for Plan Benefits.